Inventories, Net (Details) - Schedule of Inventory Impairment Movement - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Inventory Impairment Movement [Abstract]
Beginning balance	$ 1,851
Additions/(Reversal)	(1,851)	1,851
Ending balance		$ 1,851